DISCLOSURE OF CHANGES IN NUMBER OF SHARES - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred Stock:
Preferred stock - Balance at beginning of period	2,006,391	2,006,391	2,006,391
Preferred stock shares redemption	(1,120,665)	0	0
Preferred stock - Balance at ending of period	885,726	2,006,391	2,006,391
Common Stock - Issued:
Common stock - balance at beginning of period	104,392,222	104,320,303	104,238,159
Issuance of stock	116,068	71,919	82,144
Common stock - balance at end of period	104,508,290	104,392,222	104,320,303
Treasury stock	(20,264,055)	(8,802,593)	(4,377,458)
Common stock shares outstanding	84,244,235	95,589,629	99,942,845